Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2023	Aug. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 25, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with Item 402(v) under Regulation S-K of the Securities Act of 1933, as amended (the “Securities Act”), the following table sets forth information concerning pay versus performance for our Principal Executive Officer (“PEO”) and the average compensation of our non-Principal Executive Officer named executive officers (“Non-PEO NEOs”) for the fiscal years ended December 31, 2023, December 31, 2022 and December 31, 2021. For further information concerning our executive compensation program and how we align executive compensation with our performance, see the “Executive Compensation—Compensation Discussion and Analysis” section within this proxy statement.
Year (1)	Summary Compensation Table Total for Former Interim PEO(2)	Summary Compensation Table Total for Former PEO(2)	Compensation Actually Paid to Former Interim PEO (3)	Compensation Actually Paid to Former PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non- PEO NEOs (3)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss)(6)	Adjusted EBITDA(7)
							Total Shareholder Return (4)	Peer Group Total Shareholder Return (5)
2023	$1,483,086	$3,106,674	$1,445,162	$(965,513)	$2,859,313	$1,351,213	$8.64	$143.02	$22,031,807	$34,418,241
2022	N/A	$8,095,861	N/A	$(4,924,823)	$5,810,709	$(3,262,750)	$7.56	$90.61	$(79,591,879)	$(8,233,640)
2021	N/A	$18,844,127	N/A	$7,515,181	$8,213,980	$(17,568,253)	$39.57	$126.19	$(52,767,116)	$(9,353,226)
1.
The PEO and other NEOs for the applicable years were as follows:

2023: Ms. Sud (through August 31, 2023, “Former PEO”) and Mr. Gross (since September 1, 2023, “Former Interim PEO”) served as our PEOs and Ms. Munson, Mr. Cox, and Mr. Kornfilt served as the Non-PEO NEOs.

2022: Ms. Sud served as our PEO and Ms. Munson and Mr. Kornfilt, Michael Cheah (former General Counsel and Secretary) and Narayan Menon (former Chief Financial Officer) served as the Non-PEO NEOs.

2021: Ms. Sud served as our PEO and Messrs. Kornfilt and Menon served as the Non-PEO NEOs.

2.
Amounts represent the total compensation reported in the Summary Compensation Table for each of Mr. Gross as our Former Interim PEO as of December 31, 2023, and Ms. Sud as our Former PEO, and the average total compensation reported in the Summary Compensation Table for our Non-PEO NEOs for the indicated fiscal years.

3.
Amounts represent compensation actually paid to our Former Interim PEO, Former PEO and the average compensation actually paid to our non-PEO NEOs for the relevant fiscal year, as determined under SEC rules. The table below describes the difference between summary compensation table totals and compensation actually paid totals. Because our stock price has generally decreased since the applicable grant dates, our compensation actually paid totals in some cases reflect a negative number. In calculating the “Compensation Actually Paid” amounts reflected in these columns, the valuation methodology used to calculate the fair value of the equity awards did not materially differ from those disclosed as of the grant date in the “Notes to Consolidated Financial Statements” in our 2023 Annual Report and our Annual Reports on Form 10-K for prior fiscal years.

	2023			2022		2021
	PEO (Former Interim PEO)	PEO (Former PEO)	Average Non- PEO NEOs	PEO (Former PEO)	Average Non- PEO NEOs	PEO (Former PEO)	Average Non- PEO NEOs
Total Compensation for covered fiscal year (FY) from Summary Compensation Table (SCT)	$1,483,086	$3,106,674	$2,859,313	$8,095,861	$5,810,709	$18,844,127	$8,213,980
DEDUCT: grant date fair value (GDFV) of equity awards granted during FY from SCT	$(789,093)	$(2,178,116)	$(2,360,022)	$(7,184,861)	$(5,278,561)	$(17,634,127)	$(7,465,230)
ADD: Fair value (FV) as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$605,346	$—	$998,335	$417,816	$1,062,942	$7,729,894	$3,091,958
ADD: change as of end of FY (from end of prior FY) in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$5,888	$—	$90,138	$(6,253,639)	$(1,793,180)	$—	$(20,451,084)
ADD: vesting date FV for any equity awards granted during the year that vested at the end of or during FY	$125,988	$—	$—	$—	$—	$—	$—
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$13,947	$—	$49,728	$—	$(1,451,448)	$(1,424,713)	$(957,877)
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions during FY	$—	$(1,894,071)	$(286,280)	$—	$(1,613,213)	$—	$—
ADD: Value of dividends or other earnings paid on stock or option awards in FY not otherwise reflected in total compensation	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid (as defined by SEC rule)	$1,445,162	$(965,513)	$1,351,213	$(4,924,823)	$(3,262,750)	$7,515,181	$(17,568,253)

4.
Amounts reported in this column represent cumulative total shareholder return “TSR” of the Company under SEC rules from May 25, 2021 (the date our common stock commenced regular-way trading on Nasdaq), through the last trading day for the applicable fiscal year in the table. TSR is calculated by assuming the investment of  $100 in our common stock on May 25, 2021 and the reinvestment of dividends. The closing market price of our common stock on May 25, 2021 was $45.39 per share.

5.
Amounts reported in this column represent the peer group TSR under SEC rules from May 25, 2021 (the date our common stock commenced regular-way trading on Nasdaq), through the last trading day for the applicable fiscal year in the table. The peer group TSR is calculated by assuming the investment of  $100 in the Standard & Poor Information Technology Index on May 25, 2021 and the reinvestment of dividends. The peer group used for this purpose is the Standard & Poor Information Technology Index, the same peer group we use for purposes of Item 201(e) of Regulation S-K.

6.
Amounts reported represent the amount of net income (loss) of the Company reported in our Annual Report on Form 10-K for the applicable fiscal year.

7.
Our company-selected measure is Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (“Adjusted EBITDA”), which is a non-GAAP measure defined as operating loss excluding: (1) stock-based compensation expense; (2) depreciation; (3) acquisition-related items consisting of  (i) amortization of intangible assets, (ii) impairments of goodwill and intangible assets, if applicable, and (iii) gains and losses recognized on changes in the fair value of contingent consideration arrangements; and (4) restructuring costs associated with exit or disposal activities such as a reduction in force. Adjusted EBITDA is calculated as described in Annex B.

Company Selected Measure Name			AdjustedEBITDA
Named Executive Officers, Footnote
1.
The PEO and other NEOs for the applicable years were as follows:

2023: Ms. Sud (through August 31, 2023, “Former PEO”) and Mr. Gross (since September 1, 2023, “Former Interim PEO”) served as our PEOs and Ms. Munson, Mr. Cox, and Mr. Kornfilt served as the Non-PEO NEOs.

2022: Ms. Sud served as our PEO and Ms. Munson and Mr. Kornfilt, Michael Cheah (former General Counsel and Secretary) and Narayan Menon (former Chief Financial Officer) served as the Non-PEO NEOs.

2021: Ms. Sud served as our PEO and Messrs. Kornfilt and Menon served as the Non-PEO NEOs.

Peer Group Issuers, Footnote
5.
Amounts reported in this column represent the peer group TSR under SEC rules from May 25, 2021 (the date our common stock commenced regular-way trading on Nasdaq), through the last trading day for the applicable fiscal year in the table. The peer group TSR is calculated by assuming the investment of  $100 in the Standard & Poor Information Technology Index on May 25, 2021 and the reinvestment of dividends. The peer group used for this purpose is the Standard & Poor Information Technology Index, the same peer group we use for purposes of Item 201(e) of Regulation S-K.

Adjustment To PEO Compensation, Footnote
3.
Amounts represent compensation actually paid to our Former Interim PEO, Former PEO and the average compensation actually paid to our non-PEO NEOs for the relevant fiscal year, as determined under SEC rules. The table below describes the difference between summary compensation table totals and compensation actually paid totals. Because our stock price has generally decreased since the applicable grant dates, our compensation actually paid totals in some cases reflect a negative number. In calculating the “Compensation Actually Paid” amounts reflected in these columns, the valuation methodology used to calculate the fair value of the equity awards did not materially differ from those disclosed as of the grant date in the “Notes to Consolidated Financial Statements” in our 2023 Annual Report and our Annual Reports on Form 10-K for prior fiscal years.

	2023			2022		2021
	PEO (Former Interim PEO)	PEO (Former PEO)	Average Non- PEO NEOs	PEO (Former PEO)	Average Non- PEO NEOs	PEO (Former PEO)	Average Non- PEO NEOs
Total Compensation for covered fiscal year (FY) from Summary Compensation Table (SCT)	$1,483,086	$3,106,674	$2,859,313	$8,095,861	$5,810,709	$18,844,127	$8,213,980
DEDUCT: grant date fair value (GDFV) of equity awards granted during FY from SCT	$(789,093)	$(2,178,116)	$(2,360,022)	$(7,184,861)	$(5,278,561)	$(17,634,127)	$(7,465,230)
ADD: Fair value (FV) as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$605,346	$—	$998,335	$417,816	$1,062,942	$7,729,894	$3,091,958
ADD: change as of end of FY (from end of prior FY) in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$5,888	$—	$90,138	$(6,253,639)	$(1,793,180)	$—	$(20,451,084)
ADD: vesting date FV for any equity awards granted during the year that vested at the end of or during FY	$125,988	$—	$—	$—	$—	$—	$—
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$13,947	$—	$49,728	$—	$(1,451,448)	$(1,424,713)	$(957,877)
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions during FY	$—	$(1,894,071)	$(286,280)	$—	$(1,613,213)	$—	$—
ADD: Value of dividends or other earnings paid on stock or option awards in FY not otherwise reflected in total compensation	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid (as defined by SEC rule)	$1,445,162	$(965,513)	$1,351,213	$(4,924,823)	$(3,262,750)	$7,515,181	$(17,568,253)

Non-PEO NEO Average Total Compensation Amount			$ 2,859,313	$ 5,810,709	$ 8,213,980
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,351,213	(3,262,750)	(17,568,253)
Adjustment to Non-PEO NEO Compensation Footnote
3.
Amounts represent compensation actually paid to our Former Interim PEO, Former PEO and the average compensation actually paid to our non-PEO NEOs for the relevant fiscal year, as determined under SEC rules. The table below describes the difference between summary compensation table totals and compensation actually paid totals. Because our stock price has generally decreased since the applicable grant dates, our compensation actually paid totals in some cases reflect a negative number. In calculating the “Compensation Actually Paid” amounts reflected in these columns, the valuation methodology used to calculate the fair value of the equity awards did not materially differ from those disclosed as of the grant date in the “Notes to Consolidated Financial Statements” in our 2023 Annual Report and our Annual Reports on Form 10-K for prior fiscal years.

	2023			2022		2021
	PEO (Former Interim PEO)	PEO (Former PEO)	Average Non- PEO NEOs	PEO (Former PEO)	Average Non- PEO NEOs	PEO (Former PEO)	Average Non- PEO NEOs
Total Compensation for covered fiscal year (FY) from Summary Compensation Table (SCT)	$1,483,086	$3,106,674	$2,859,313	$8,095,861	$5,810,709	$18,844,127	$8,213,980
DEDUCT: grant date fair value (GDFV) of equity awards granted during FY from SCT	$(789,093)	$(2,178,116)	$(2,360,022)	$(7,184,861)	$(5,278,561)	$(17,634,127)	$(7,465,230)
ADD: Fair value (FV) as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$605,346	$—	$998,335	$417,816	$1,062,942	$7,729,894	$3,091,958
ADD: change as of end of FY (from end of prior FY) in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$5,888	$—	$90,138	$(6,253,639)	$(1,793,180)	$—	$(20,451,084)
ADD: vesting date FV for any equity awards granted during the year that vested at the end of or during FY	$125,988	$—	$—	$—	$—	$—	$—
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$13,947	$—	$49,728	$—	$(1,451,448)	$(1,424,713)	$(957,877)
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions during FY	$—	$(1,894,071)	$(286,280)	$—	$(1,613,213)	$—	$—
ADD: Value of dividends or other earnings paid on stock or option awards in FY not otherwise reflected in total compensation	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid (as defined by SEC rule)	$1,445,162	$(965,513)	$1,351,213	$(4,924,823)	$(3,262,750)	$7,515,181	$(17,568,253)

Compensation Actually Paid vs. Total Shareholder Return
“Compensation Actually Paid” and Cumulative TSR
The amount of  “compensation actually paid” to Ms. Sud was generally aligned with the Company’s cumulative TSR for 2021 and 2022 as both decreased. For 2023, the Company’s cumulative TSR increased slightly, which is still generally aligned with the amount of  “compensation actually paid” to Mr. Gross and Ms. Sud, in the aggregate, as it also increased. Over the three years presented in the table, the average amount of  “compensation actually paid” to the Company’s Non-PEO NEOs as a group increased, which generally aligned with the Company’s cumulative TSR for 2023, but not for the prior years which was the result of turnover within our non-PEO NEO group.

Compensation Actually Paid vs. Net Income
“Compensation Actually Paid” and Net Income
The Company does not use net income (loss) as a performance measure in its overall executive compensation program and therefore would not expect a meaningful relationship to exist between the measures and no such relationship does exist.

Compensation Actually Paid vs. Company Selected Measure
“Compensation Actually Paid” and Adjusted EBITDA
For 2021 and 2022, the amount of  “compensation actually paid” to Ms. Sud and the average amount of “compensation actually paid” to the Company’s Non-PEO NEOs as a group, decreased and increased by a relatively large margin, respectively, whereas the Company’s Adjusted EBITDA decreased, but was relatively consistent, over the two years. For 2023, the amount of  “compensation actually paid” to Mr. Gross and Ms. Sud, in the aggregate, and the average amount of  “compensation actually paid” to the Company’s Non-PEO NEOs as a group both increased, and the Company’s Adjusted EBITDA increased significantly, primarily due to a decrease in gross profit, more than offset by decreases in compensation expense and other employee-related costs, advertising costs, and provision for credit losses, as discussed in more detail in our 2023 Annual Report. We use Adjusted EBITDA as a metric in our annual incentive program, but not as a multi-year financial metric for our performance-based equity awards, which means that the relationship between this metric and “compensation actually paid” will not necessarily be aligned as a result of the different time periods that are being evaluated.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
Our cumulative TSR over the period beginning on May 25, 2021 (the date our common stock commenced regular-way trading on Nasdaq) through December 31, 2023 was $8.64, while the cumulative TSR of the peer group presented for this purpose, the Standard & Poor Information Technology Index, was $143.02 over the same time period.

Tabular List, Table
Performance Measures
The following is an unranked list of financial performance measures, including the Company-Selected Measure, which in our assessment represent the most important financial performance measures used by the Company in considering compensation actually paid to our NEOs for 2023:
•
Adjusted EBITDA

Revenue

Bookings

Total Shareholder Return Amount			$ 8.64	7.56	39.57
Peer Group Total Shareholder Return Amount			143.02	90.61	126.19
Net Income (Loss)			$ 22,031,807	$ (79,591,879)	$ (52,767,116)
Company Selected Measure Amount			34,418,241	(8,233,640)	(9,353,226)
Share Price						$ 45.39
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
7.
Our company-selected measure is Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (“Adjusted EBITDA”), which is a non-GAAP measure defined as operating loss excluding: (1) stock-based compensation expense; (2) depreciation; (3) acquisition-related items consisting of  (i) amortization of intangible assets, (ii) impairments of goodwill and intangible assets, if applicable, and (iii) gains and losses recognized on changes in the fair value of contingent consideration arrangements; and (4) restructuring costs associated with exit or disposal activities such as a reduction in force. Adjusted EBITDA is calculated as described in Annex B.

Measure:: 2
Pay vs Performance Disclosure
Name			Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Bookings
Interim PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,483,086
PEO Actually Paid Compensation Amount			1,445,162
PEO Name	Mr. Gross
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,106,674	$ 8,095,861	$ 18,844,127
PEO Actually Paid Compensation Amount			(965,513)	(4,924,823)	7,515,181
PEO Name		Ms. Sud
PEO | Interim PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(789,093)
PEO | Interim PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			605,346
PEO | Interim PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,888
PEO | Interim PEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			125,988
PEO | Interim PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,947
PEO | Interim PEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Interim PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Former PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,178,116)	(7,184,861)	(17,634,127)
PEO | Former PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				417,816	7,729,894
PEO | Former PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,253,639)
PEO | Former PEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Former PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,424,713)
PEO | Former PEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,894,071)
PEO | Former PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,360,022)	(5,278,561)	(7,465,230)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			998,335	1,062,942	3,091,958
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			90,138	(1,793,180)	(20,451,084)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			49,728	(1,451,448)	(957,877)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(286,280)	(1,613,213)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount